Consolidated statement of changes in equity - USD ($) $ in Millions		Total	Total	Share capital		Share premium		Treasury shares		Retained profits	Other reserves		Non- controlling interests
Number of shares outstanding at beginning of period at Dec. 31, 2020				101,739,000	[1]			(526,000)
Equity, beginning of period at Dec. 31, 2020		$ 2,274.0	$ 2,059.0	$ 153.0	[2]	$ 478.0	[2]	$ (30.0)		$ 2,020.0	$ (562.0)	[2]	$ 215.0
Total comprehensive income/ (loss) for the year		509.0	566.0							590.0	(25.0)	[2]	(57.0)
Dividends to non-controlling interests		(3.0)											(3.0)
Purchase of treasury shares (in shares)	[3]							(1,471,000)
Purchase of treasury shares	[3]	(54.0)	(54.0)					$ (56.0)		2.0
Share-based compensation	[2]	19.0	18.0								18.0		1.0
Issuance of shares under share-based payment schemes (in shares)								459,000
Issuance of shares under share-based payment schemes		1.0	1.0			(2.0)	[2]	$ 26.0		2.0	(25.0)	[2]
Change in scope of consolidation	[4]	(5.0)	(5.0)							(5.0)
Number of shares, end of period (in shares) at Dec. 31, 2021				101,739,217	[1]			(1,538,000)
Equity, end of period at Dec. 31, 2021		2,740.0	2,583.0	$ 153.0	[2]	476.0	[2]	$ (60.0)		2,609.0	(594.0)	[2]	157.0
Total comprehensive income/ (loss) for the year		155.0	204.0							177.0	27.0	[2]	(49.0)
Effects of rights offering (in shares)	[1],[2]			70,357,000
Effects of rights offering	[2]	717.0	717.0	$ 106.0		611.0
Dividends to non-controlling interests		(2.0)											(2.0)
Purchase of treasury shares (in shares)								(93,000)
Purchase of treasury shares		(3.0)	(3.0)					$ (4.0)		1.0
Share-based compensation	[2]	26.0	25.0								25.0		1.0
Issuance of shares under share-based payment schemes (in shares)								419,000
Issuance of shares under share-based payment schemes		1.0	1.0			(2.0)	[2]	$ 16.0		4.0	(17.0)	[2]
Effect of buy-out of non-controlling interests	[5]	0.0	78.0							78.0			(78.0)
Number of shares, end of period (in shares) at Dec. 31, 2022				172,096,305	[1]			(1,213,000)
Equity, end of period at Dec. 31, 2022		3,634.0	3,605.0	$ 258.0	[2]	1,085.0	[2]	$ (47.0)		2,868.0	(559.0)	[2]	29.0
Total comprehensive income/ (loss) for the year		(223.0)	(35.0)							(82.0)	47.0	[2]	(188.0)
Transfer to legal reserve		$ 0.0								(2.0)	1.9	[2]
Effects of rights offering						611.0
Purchase of treasury shares (in shares)		(282,724)						(604,000)	[3]
Purchase of treasury shares	[3]	$ (10.0)	(10.0)					$ (18.0)		7.0
Share-based compensation	[2]	52.0	50.0								50.0		1.0
Issuance of shares under share-based payment schemes (in shares)								1,447,000
Issuance of shares under share-based payment schemes		1.0	1.0			(9.0)	[2]	$ 57.0		(7.0)	(40.0)	[2]
Effect of buy-out of non-controlling interests		0.0	(1.0)							(1.0)
Put Option reserve	[5]	(81.0)	(81.0)							(81.0)
Capital injection in subsidiary	[5]	74.0											74.0
Number of shares, end of period (in shares) at Dec. 31, 2023				172,096,000	[1]			(370,000)
Equity, end of period at Dec. 31, 2023		$ 3,445.0	$ 3,529.0	$ 258.0	[2]	$ 1,076.0	[2]	$ (8.0)		$ 2,703.0	$ (500.0)	[2]	$ (84.0)

[1]	The authorized share capital amounts to $300 million divided into 200 million shares with a par value of $1.50 each following the extraordinary general meeting held on February 28, 2022.
[2]	Share capital, share premium (including the effects of rights offering) and other reserves (including share-based compensation) – see note C.1.
[3]	During the year ended December 31, 2023, Millicom repurchased 282,724 shares for a total amount of $5 million and withheld approximately 320,985 shares for the settlement of tax obligations on behalf of employees under share-based compensation plans (2022: 93,413; 2021: 1,470,875)
[4]	Cloud 2 Nube S.A. was a subsidiary owned by the Group at 55% and already fully consolidated as Millicom had control over it. As a result, in accordance with IFRS 10, the acquisition of the remaining 45% in Cloud 2 Nube S.A. that occurred on November 12, 2021, has been treated as an equity transaction and non-controlling interests amounting to less than $1 million were transferred to the Group's equity against a purchase consideration of $5 million.
[5]	See note C.7.4.